Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (unaudited) (Parentheticals)	12 Months Ended
Mar. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of Units	17,250,000